RELATED PARTY TRANSACTIONS (Interest Income Received on Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	$ 4,563	$ 4,563	$ 6,921
River Box
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	4,600	4,600	4,600
SFL Hercules Ltd
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	$ 0	$ 0	$ 2,400